ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2025
ORGANIZATION
Schedule of financial information of the consolidated VIEs before eliminating the intercompany balances and transactions between the consolidated VIEs and other entities within the Company

The following tables represent the financial information of the consolidated VIEs as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 before eliminating the intercompany balances and transactions between the consolidated VIEs and other entities within the Company:

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	951,869	3,633,178
Restricted cash	514,991	629,377
Accounts receivable (net of allowance for doubtful debt of RMB121,632 and RMB206,310 as of December 31, 2024 and 2025, respectively)	1,510,487	2,109,472
Short-term investments	—	5,031
Amounts due from related parties	77,907	78,384
Prepaid expenses and other current assets	2,258,563	1,923,157
Total current assets	5,313,817	8,378,599
Non-current assets:
Restricted cash	18,000	123
Derivative financial instrument	6,768	11,185
Long-term investments, net	151,849	180,925
Property and equipment, net	7,150,464	12,736,740
Intangible assets, net	510,847	637,113
Land use rights, net	55,402	133,618
Operating lease right-of-use assets, net	4,561,722	4,817,080
Deferred tax assets, net	221,722	173,541
Other non-current assets	166,103	645,565
Total non-current assets	12,842,877	19,335,890
Total assets	18,156,694	27,714,489
Current liabilities:
Short-term bank borrowings	589,000	1,086,997
Current portion of long-term borrowings	1,093,160	1,657,840
Current portion of finance lease liabilities	94,162	229,691
Current portion of operating lease liabilities	881,025	941,603
Accounts and notes payable	574,642	610,988
Amounts due to inter-companies, net (1)	3,128,991	3,622,715
Amounts due to related parties	355,679	415,889
Income taxes payable	68,458	136,043
Advances from customers	1,378,806	933,920
Deferred revenue	80,435	124,401
Current portion of deferred government grants	6,727	24,929
Accrued expenses and other payables	1,274,258	3,060,317
Total current liabilities	9,525,343	12,845,333

	As of December 31,
	2024	2025
	RMB	RMB
Non-current liabilities:
Long-term borrowings	3,285,482	7,846,171
Non-current portion of finance lease liabilities	705,013	923,083
Non-current portion of operating lease liabilities	3,737,819	3,963,305
Amounts due to inter-companies, net (1)	1,020,972	892,476
Unrecognized tax benefits	107,850	118,734
Deferred tax liabilities	118,374	106,232
Deferred government grants	38,654	82,493
Total non-current liabilities	9,014,164	13,932,494
Total liabilities	18,539,507	26,777,827

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	6,418,125	7,391,709	9,278,295
Net (loss) income	(999,101)	353,325	741,675

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash generated from operating activities	1,418,796	2,191,027	1,800,362
Net cash used in investing activities	(1,431,085)	(2,095,055)	(4,459,173)
Net cash (used in) generated from financing activities	(359,809)	30,393	5,436,629
Net (decrease) increase in cash and cash equivalents and restricted cash	(372,098)	126,365	2,777,818
(1)	Amounts due to inter-companies consist of intercompany payables to the other companies within the Company for the purchase of telecommunication resources and property and equipment on behalf of the Consolidated VIEs.